SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
13. SUBSEQUENT EVENTS (UNAUDITED)
Securities Purchase Agreement (Common Stock and Pre-Funded Warrants)
On November 20, 2024, the Company entered into a securities purchase agreement, or the Purchase Agreement, with certain institutional accredited investors named therein, or the Purchasers, pursuant to which the Company agreed to issue and sell to the Purchasers in a private placement, or the Private Placement, (i) an aggregate of 3,892,274 shares of the Company’s common stock, par value $0.0001 per share, at a purchase price of $14.912 per share, which is based on the average Nasdaq Official Closing Price of the common stock for the five trading days immediately preceding the signing of the Purchase Agreement, and (ii) in lieu of shares of common stock to certain Purchasers, pre-funded warrants to purchase up to an aggregate of 3,149,035 shares of common stock at a purchase price of $14.9119 per pre-funded Warrant (representing the $14.912 per share purchase price less the exercise price of $0.0001 per warrant share). The pre-funded warrants are exercisable at any time after their original issuance and will not expire.
The Private Placement closed on November 26, 2024, or the Closing Date. The Company received aggregate gross proceeds from the Private Placement of approximately $105.0 million, before deducting estimated offering expenses payable by the Company.
The pre-funded warrants issued in the Private Placement provide that the holder of the pre-funded warrants will not have the right to exercise any portion of its pre-funded warrants if such holder, together with its affiliates, would beneficially own in excess of 9.99% of the Company’s outstanding shares of common stock immediately after giving effect to such exercise, or the Beneficial Ownership Limitation; provided, however, that the holder may increase or decrease the Beneficial Ownership Limitation by giving 61 days’ notice to the Company, but not to any percentage in excess of 19.99%.

13. SUBSEQUENT EVENTS
Janssen License Agreement
On April 23, 2024, the Company and Janssen entered into a license and technology transfer agreement, or the Janssen License Agreement, related to DFCs based on the Company’s Cloudbreak platform for the prevention and treatment of influenza, or the Influenza Program, including CD388, the Company’s most advanced DFC program, which has completed a
Phase
2a clinical trial. Upon the effectiveness of the Janssen License Agreement, the Janssen Collaboration Agreement, including the license granted by the Company to Janssen and the Company’s non-compete covenant thereunder, terminated, and the Company assumed responsibility for further clinical development, manufacture, registration and commercialization of DFCs within the Influenza Program, or Compounds, including CD388, and products containing Compounds, or Products, including Products containing CD388, or CD388 Product.
As a condition to the effectiveness of the Janssen License Agreement, the Company paid Janssen an upfront payment of $85.0 million in April 2024. The Company will also be obligated to pay Janssen up to $150.0 million in development and regulatory milestone payments with respect to CD388 Product and up to $455.0 million in commercialization milestone payments with respect to CD388 Product. The Company has no obligation to pay any royalties to Janssen on the sale of any Product and no obligation to pay any milestone payment or other amount to Janssen with respect to the development, registration, manufacture or commercialization of any Compound other than CD388 or any Product other than CD388 Product.
Series A Securities Purchase Agreement
On April 23, 2024, the Company entered into a securities purchase agreement, or the Series A Securities Purchase Agreement, with certain institutional and other accredited investors, or the Series A Purchasers, pursuant to which the Company issued and sold, in a private placement, or the Series A Private Placement, 240,000 shares of Series A Convertible Voting Preferred Stock, par value $0.0001 per share, or the Series A Preferred Stock, at a purchase price of $1,000 per share. The closing of the Series A Private Placement took place on April 24, 2024, or the Series A Closing Date, and the Company received total gross proceeds of $240.0 million.
Pursuant to the Certificate of Designation of Preferences, Rights and Limitations of Series A Convertible Voting Preferred Stock, which was filed with the Secretary of State of the State of Delaware on the Series A Closing Date, or the Certificate of Designation, each share of Series A Preferred Stock is, subject to the Stockholder Approval (as defined below) and certain beneficial ownership conversion limitations, automatically convertible into shares of common stock, par value $0.0001 per share, of the Company.
Subject to the terms and limitations contained in the Certificate of Designation, the Series A Preferred Stock issued in the Series A Private Placement was not convertible until the Company’s stockholders approved the issuance of all common stock issuable upon conversion of the Series A Preferred Stock, or the Conversion Shares, and an amendment to the Company’s certificate of incorporation to increase the authorized number of shares of common stock to enable the issuance or reservation for issuance, as applicable, of all of the Conversion Shares, or the Stockholder Approval. On the first Trading Day (as defined in the Certificate of Designation) following the announcement of the Stockholder Approval, each share of Series A Preferred Stock automatically converted into common stock, at the conversion price of $14.20 per share, rounded down to the nearest whole share, subject to the terms and limitations contained in the Certificate of Designation, including that shares of Series A Preferred Stock shall not be convertible if the conversion would result in a holder beneficially owning more than 9.99% of the Company’s outstanding shares of common stock as of the applicable conversion date.

CIDARA THERAPEUTICS, INC.
Stockholder
Approval
On July 18, 2024, the Company held its 2024 Annual Meeting of Stockholders where the Company’s stockholders approved various proposals including (i) adoption of a new 2024 Equity Incentive Plan, or the 2024 EIP, (ii) an amendment to the Company’s Amended and Restated Certificate of Incorporation, as amended, to increase the authorized number of shares of common stock from 20,000,000 shares to 50,000,000 shares, which amendment was filed by the Company with the Secretary of State of the State of Delaware on July 18, 2024 and was effective as of such date, and (iii) for purposes of Nasdaq Listing Rule 5635(b), the issuance of up to 16,800,000 shares of common stock upon conversion of 240,000 shares of Series A Convertible Preferred Stock issued in the Series A Private Placement completed in April 2024.
Issuance of Common Stock
On July 19, 2024, the Company issued 2,469,250 shares of common stock upon automatic conversion of 35,275 shares of Series A Convertible Preferred Stock, subject to the terms and limitations contained in the Certificate of Designation of Preferences, Rights and Limitations of the Series A Convertible Voting Preferred Stock, including that shares of Series A Convertible Preferred Stock shall not be convertible if the conversion would result in a holder beneficially owning more than 9.99% of the Company’s outstanding shares of common stock as of the applicable conversion date.
Reduction in Force
On September 9, 2024, management of the Company, as authorized by the board of directors of the Company, approved a reduction in the Company’s workforce (the “Reduction”) of 20 employees, which represented approximately 30% of the Company’s workforce. The Reduction reflects the Company’s focus on the clinical development of CD388, its influenza product candidate. The Reduction was substantially completed by November 1, 2024.
Securities Purchase Agreement (Common Stock and
Pre-Funded
Warrants)
On November 20, 2024, the Company entered into a securities purchase agreement, or the Purchase Agreement, with certain institutional accredited investors named therein, or the Purchasers, pursuant to which the Company agreed to issue and sell to the Purchasers in a private placement, or the Private Placement, (i) an aggregate of 3,892,274 shares of the Company’s common stock, par value $0.0001 per share, at a purchase price of $14.912 per share, which is based on the average Nasdaq Official Closing Price of the common stock for the five trading days immediately preceding the signing of the Purchase Agreement, and (ii) in lieu of shares of common stock to certain Purchasers, pre-funded
warrants to purchase up to an aggregate of 3,149,035 shares of common stock at a purchase price of $14.9119 per pre-funded
Warrant (representing the $14.912 per share purchase price less the exercise price of $0.0001 per warrant share). The pre-funded
warrants are exercisable at any time after their original issuance and will not expire.
The Private Placement closed on November 26, 2024, or the Closing Date. The Company received aggregate gross proceeds from the Private Placement of approximately $105.0 million, before deducting estimated offering expenses payable by the Company.
The
pre-funded
warrants issued in the Private Placement provide that the holder of the pre-funded
warrants will not have the right to exercise any portion of its pre-funded
warrants if such holder, together with its affiliates, would beneficially own in excess of 9.99% of the Company’s outstanding shares of common stock immediately after giving effect to such exercise, or the Beneficial Ownership Limitation; provided, however, that the holder may increase or decrease the Beneficial Ownership Limitation by giving 61 days’ notice to the Company, but not to any percentage in excess of 19.99%.